CONVERTIBLE DEBT INSTRUMENTS	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
CONVERTIBLE DEBT INSTRUMENTS	CONVERTIBLE DEBT INSTRUMENTS

Description	December 31, 2025	Interest incurred	Foreign currency exchange	Debt into equity conversion	June 30, 2026 (Unaudited)

In foreign currency – US$

Debentures	397,366	647,150	(6,745)	(1,037,771)	—

Total in R$	397,366	647,150	(6,745)	(1,037,771)	—

Current	88,996				—
Non-current	308,370				—

In the first quarter of 2026, the Company completed the mandatory conversion of debentures, pursuant to the Plan, which resulted in a capital increase amounting to R$1,037,771, through the issuance of 9,074,454 common shares.
Due to the difference between the par value and the fair value of the shares on the conversion date, a loss of R$766,117 was recognized in line item “Fair value adjustments upon conversion into shares” in the statement of operation, with a corresponding entry in “Capital reserve”.

20.1Schedule of debt amortization

Description	June 30, 2026 (Unaudited)	December 31, 2025

2025	—	—
2026	—	88,996
2028	—	308,370

	—	397,366

Current	—	88,996
Non-current	—	308,370